Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
8.	Leases

The Company leases real estate, primarily laboratory, office and manufacturing space. The Company’s leases have remaining terms ranging from approximately one to nine years. Certain leases include one or more options to renew, exercisable at the Company’s sole discretion, with renewal terms that can extend the lease from approximately one year to ten years. The Company evaluated the renewal options in its leases to determine if it was reasonably certain that the renewal option would be exercised, given the Company’s current business structure, uncertainty of future growth, and the associated impact to real estate, the Company concluded that it is not reasonably certain that any renewal options would be exercised. Therefore, the operating lease assets and operating lease liabilities only contemplate the initial lease terms. All the Company’s leases qualify as operating leases.

In April 2022, the Company entered into a lease for additional laboratory and office space in Spring House, Pennsylvania, with a lease term of ten years and a renewal option, subject to certain conditions, for an additional five-year term. The undiscounted minimum lease payments were $3,029, net of a tenant improvement allowance of $1,184, over the original ten-year term. The lease commenced in April 2023. For the year ended December 31, 2023, the Company recorded a right-of-use asset of $3,571, which consists of the lease liability of $1,235, and $2,336 of leasehold improvements that revert back to the lessor at the termination of the lease.

In December 2022, the Company amended its lease of its former corporate headquarters in Cambridge, Massachusetts (the “Lease Amendment”). The Lease Amendment reduced the office space subject to the lease while maintaining the laboratory and manufacturing space and extended the term to begin in November 2023, when the term of the original lease concludes, and continue through January 2030. The Company accounted for the Lease Amendment as a modification to the existing lease and not a new contract separate from the existing contract, and accordingly increased the associated lease liability and right-of-use asset by $32,837. Minimum lease payments total $60,022 throughout the term of the Lease Amendment, net of an estimated tenant improvement allowance of $1,000.

The Company has committed to restore the leased space subject to the Lease Amendment to the condition specified in the original lease, and the Company updated its estimate of the costs required to fulfill this obligation in accordance with ASC 410, Asset Retirement Obligations, at the effective date of the modification. Based on current estimates, the Company recorded an additional asset retirement obligation of $452 in December 2022.

In June 2023, the Company entered into a lease for a donor collection facility in Irvine, California, with a lease term of approximately six years and a renewal option, subject to certain conditions, for an additional five-year term. The undiscounted minimum lease payments are $1,079 over the original term. The lease commenced in December 2023. For the year ended December 31, 2023, the Company recorded a right-of-use asset of $1,830, which consists of the lease liability of $768, and $1,062 of leasehold improvements that revert back to the lessor at the termination of the lease.

In January 2024, the Company entered into a sublease agreement with an unrelated third party to sublease a portion of its office and laboratory space in Cambridge, Massachusetts. The term of the sublease agreement commenced in March 2024 and ends on January 13, 2030. The Company will receive lease payments over the sublease term totaling $10,400. The sublessee is obligated to pay all real estate taxes and costs related to the subleased premises, including cost of operations, maintenance, repair, replacement and property management.

The following table summarizes the presentation in the Company’s consolidated balance sheets of its operating leases:

	December 31,
	2023	2022
Assets:
Operating lease assets	$109,793	$110,984

Liabilities:
Operating lease liabilities	$6,677	$3,601
Operating lease liabilities, net of current portion	105,715	107,942
Total operating lease liabilities	$112,392	$111,543

The following table summarizes the effect of lease costs in the Company’s consolidated statement of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Operating lease costs	$22,324	$8,830
Short-term lease costs	1,477	1,375
Variable lease costs	7,229	4,547
Sublease income	—	—
Total lease costs	$31,030	$14,752

During the years ended December 31, 2023 and 2022, the Company made cash payments for operating leases of $15,656 and $7,809, respectively.

As of December 31, 2023, future payments of operating lease liabilities are as follows (in thousands):

As of December 31, 2023
2024	$19,869
2025	22,062
2026	22,674
2027	23,347
2028	23,580
2029 and thereafter	65,819
Total future payments of operating lease liabilities	$177,351
Less: imputed interest	(64,959)
Present value of operating lease liabilities	$112,392

As of December 31, 2023, the weighted average remaining lease term was 7.95 years and the weighted average incremental borrowing rate used to determine the operating lease liability was 13%. As of December 31, 2022, the weighted average remaining lease term was 8.92 years and the weighted average incremental borrowing rate used to determine the operating lease liability was 13%.